Debt - Narrative (Details) - Credit Agreement - USD ($)	Sep. 16, 2024	Dec. 31, 2025
Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 300,000,000.0
Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Debt instrument term, years	5 years
Additional borrowing capacity	$ 300,000,000.0
Term Loan A Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 100,000,000.0
Letter of Credit | Line of Credit
Debt Instrument [Line Items]
Letters of credit outstanding		$ 39,500,000